Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses [Abstract]
Summary of Accrued Expenses

	As of December 31,
	2025	2024[1]
Accrued expenses - external	170,438	283,212
Accrued expenses - related parties[2]	254,139	236,548
Total	424,577	519,760
1 - The amount for December 31, 2024 was re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
2 - The amounts due to related parties mainly comprise transactions from agreements associated with purchases of intangible assets and other support from Volvo Cars and Geely. For further information, see Note 28 - Related party transactions.